Summary Information Regarding Income Tax Related Interest and Penalties (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Income Tax Contingency [Line Items]
Net reduction in interest and penalties	$ (227)	$ (628)	$ (1,029)